3. Loans, Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
30-89 Days	$ 7,073,837	$ 4,594,475
90 Days or more	2,091,493	2,200,265
Total Past Due	9,165,330	6,794,740
Current	478,083,896	451,324,689
Total Loans	487,249,226	458,119,429
Non-Accrual Loans	2,474,534	5,237,071
Over 90 Days and Accruing	1,124,206	923,184
Commercial and industrial
30-89 Days	328,684	224,997
90 Days or more	26,042	168,244
Total Past Due	354,726	393,241
Current	68,375,847	64,797,883
Total Loans	68,730,573	65,191,124
Non-Accrual Loans	143,128	441,103
Over 90 Days and Accruing	26,042	13,556
Commercial Real Estate
30-89 Days	824,836	888,994
90 Days or more	222,738	560,439
Total Past Due	1,047,574	1,449,433
Current	200,680,706	176,757,109
Total Loans	201,728,280	178,206,542
Non-Accrual Loans	765,584	2,400,757
Over 90 Days and Accruing	0	45,356
Residential real estate - 1st lien
30-89 Days	4,881,496	2,875,768
90 Days or more	1,723,688	1,408,551
Total Past Due	6,605,184	4,284,319
Current	160,086,778	158,475,954
Total Loans	166,691,962	162,760,273
Non-Accrual Loans	1,227,220	2,009,079
Over 90 Days and Accruing	1,068,083	801,241
Residential real estate - Jr lien
30-89 Days	984,849	521,373
90 Days or more	116,849	63,031
Total Past Due	1,101,698	584,404
Current	41,825,637	44,135,862
Total Loans	42,927,335	44,720,266
Non-Accrual Loans	338,602	386,132
Over 90 Days and Accruing	27,905	63,031
Consumer
30-89 Days	53,972	83,343
90 Days or more	2,176	0
Total Past Due	56,148	83,343
Current	7,114,928	7,157,881
Total Loans	7,171,076	7,241,224
Non-Accrual Loans	0	0
Over 90 Days and Accruing	$ 2,176	$ 0